NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

23. NONCONTROLLING INTEREST

The following schedule shows the movement on the noncontrolling interests of The9 Limited for the years ended December 31, 2021, 2022 and 2023.

	RMB	US$
		(Note 3)
Noncontrolling interests on December 31, 2020	379,724,280	53,483,046
Net loss attributable to noncontrolling interests	5,590,513	787,407
Noncontrolling interests from consolidation since acquisition	(372,299,401)	(52,437,273)
Noncontrolling interests on December 31, 2021	13,015,392	1,833,180
Net loss attributable to noncontrolling interests	4,633,205	652,573
Contributions from noncontrolling interests	(40,000)	(5,634)
Noncontrolling interests from consolidation since acquisition	162,253	22,853
Noncontrolling interests on December 31, 2022	17,770,850	2,502,972
Net loss attributable to noncontrolling interests	7,427,235	1,046,104
Contributions from noncontrolling interests	(262,000)	(36,902)
Noncontrolling interests from consolidation since acquisition	—	—
Noncontrolling interests on December 31, 2023	24,936,085	3,512,174